Investments in Associates and Joint Ventures - Summary of Accumulated Unrecognized Share of Losses in Investments in Associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	₩ 8,379	₩ 2,661
Accumulated unrecognized loss	30,722	22,343
DSMETAL Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	38
Accumulated unrecognized loss	103	103
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(3,518)	1,381
Accumulated unrecognized loss	15,963	19,481
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	489	489
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	183	183
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	30	30
Terra Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	14	14
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(8)	239
Accumulated unrecognized loss	543	551
Jinseung Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(15)	12
Accumulated unrecognized loss	18	33
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	3	0
Accumulated unrecognized loss	31	28
Chongil Machine & Tools Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	7	49
Accumulated unrecognized loss	75	68
Skydigital Inc.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	3	68
Accumulated unrecognized loss	177	174
IMT TECHNOLOGY Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	(3)
Accumulated unrecognized loss	0	0
Jo Yang Industrial Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	8	9
Accumulated unrecognized loss	113	105
IDTECK CO., LTD
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(144)	(72)
Accumulated unrecognized loss	0	144
MJT&I Corp.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	1	152
Accumulated unrecognized loss	153	152
Dae-A Leisure Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	310	202
Accumulated unrecognized loss	512	202
Il-Kwang Electronic Materials Co., Ltd
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(2)	160
Accumulated unrecognized loss	158	160
Inter Shipping Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	1,022	117
Accumulated unrecognized loss	1,139	117
Dongjo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	696	0
Accumulated unrecognized loss	696	0
Iwon Alloy Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	19	0
Accumulated unrecognized loss	19	0
Chunsung-meat co., ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	24	0
Accumulated unrecognized loss	24	0
ALTSCS CO., LTD.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	1	0
Accumulated unrecognized loss	1	0
RAND Bio Science Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	231	309
Accumulated unrecognized loss	540	309
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	9,741	0
Accumulated unrecognized loss	₩ 9,741	₩ 0